Related party transactions (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Related Party Transaction [Line Items]
Due to related parties	$ 1,716,270	$ 2,652,882
Yefang Zhang
Related Party Transaction [Line Items]
Due to related parties	1,714,811	2,652,882
Zhejiang Tantech Bamboo Technology Co., Ltd.
Related Party Transaction [Line Items]
Due to related parties	$ 1,459	$ 0